Other Income and Other Expenses - Summary of Other Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Foreign currency loss	₩ 1,161,628	₩ 1,730,703	₩ 1,235,054
Other bad debt expenses			1,379
Loss on disposal of property, plant and equipment	64,350	60,294	40,897
Impairment loss on property, plant and equipment	19,085	38,494	1,550,430
Loss on disposal of intangible assets		368	139
Impairment loss on intangible assets	29,488	79,593	249,450
Donations	1,099	934	693
Loss on liquidation of investments in subsidiaries		72,654
Others	5,209	16,240	19,701
Other expenses	₩ 1,280,859	₩ 1,999,280	₩ 3,097,743